Note 3 - Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year ended
	December 31
	2024	2023
Revenues

FirstService Residential	$2,134,469	$1,996,823
FirstService Brands company-owned operations	2,857,489	2,122,691
FirstService Brands franchisor	216,558	208,704
FirstService Brands franchise fee	8,378	6,330